Equity-accounted investees - Reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	[1]	$ 43,182
Carrying amount of interest at the end of the period		40,457	$ 43,182 [1]
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period		43,182
Carrying amount of interest at the end of the period		40,457	43,182
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		40,457	43,182	$ 27,565
Offset investment with shareholders loan		0	0	3,030
Carrying amount of interest at the beginning of the period		43,182	30,595
Group's share of profit (loss) for the period		7,660	16,076
Group's share of other comprehensive income		(1,034)	(459)
Movement shareholders loans to joint ventures		0	0
Dividends received from joint ventures		(9,350)
Carrying amount of interest at the end of the period		40,457	43,182
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		26,216	28,666	162,763
Offset investment with shareholders loan		0	0	(3,030)
Carrying amount of interest at the beginning of the period		28,666	159,733
Group's share of profit (loss) for the period		0	0
Group's share of other comprehensive income		0	0
Movement shareholders loans to joint ventures		(2,450)	(134,097)
Dividends received from joint ventures		0
Carrying amount of interest at the end of the period		26,216	28,666
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		0	0	0
Offset investment with shareholders loan		0	0	0
Carrying amount of interest at the beginning of the period		0	0
Group's share of profit (loss) for the period		0	0
Group's share of other comprehensive income		0	0
Movement shareholders loans to joint ventures		0	0
Dividends received from joint ventures		0
Carrying amount of interest at the end of the period		0	0
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		0	0	0
Offset investment with shareholders loan		0	0	$ 0
Carrying amount of interest at the beginning of the period		0	0
Group's share of profit (loss) for the period		0	0
Group's share of other comprehensive income		0	0
Movement shareholders loans to joint ventures		0	0
Dividends received from joint ventures		0
Carrying amount of interest at the end of the period		$ 0	$ 0

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.